UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Ted Weschler
Title:    Managing Member
Phone:    (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler          Charlottesville, VA            August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       10

Form 13F Information Table Value Total:  $1,496,431
                                        (thousands)


List of Other Included Managers:

1.   Peninsula Investment Partners, LP

2. Peninsula Capital Appreciation, LLC, General Partner of Peninsula Investment Partners, LP


                                                      FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2   COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE                    VALUE    SHRS OR     SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP       (X$1000)  PRN AMT     PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED     NONE
--------------                --------    -----       --------  -------     ---  ----   ----------  --------  ----  ------     ----
DAVITA INC                    COM         23918K108   323,280    6,000,000  SH          SHARED      1,2              6,000,000
ECHOSTAR COMMUNICATIONS NEW   CL A        278762109   216,850    5,000,000  SH          SHARED      1,2              5,000,000
FIBERTOWER CORP               COM         31567R100    29,057    6,710,550  SH          SHARED      1,2              6,710,550
GENERAL ELECTRIC CO           COM         369604103   382,800   10,000,000        CALL  SHARED      1,2             10,000,000
NEWS CORP                     CL A        65248E104    39,026    1,840,000  SH          SHARED      1,2              1,840,000
SUNCOR ENERGY INC             COM         867229106    26,976      300,000  SH          SHARED      1,2                300,000
U S AIRWAYS GROUP INC         COM         90341W108   121,080    4,000,000  SH          SHARED      1,2              4,000,000
GRACE W R & CO DEL NEW        COM         38388F108   263,650   10,765,600  SH          SHARED      1,2             10,765,600
WILSONS THE LEATHER EXPERTS   COM         972463103    28,497   15,487,513  SH          SHARED      1,2             15,487,513
XM SATELLITE RADIO HLDGS INC  CL A        983759101    65,215    5,540,800  SH          SHARED      1,2              5,540,800


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